Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	All other items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Buildings and improvements	10	40
Machinery, equipment and containers	3	20
Cold drink equipment	2	12
Vehicle fleet	3	12
Furniture and office equipment	3	10

Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets	The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Buildings and improvements	Machinery, equipment and containers	Cold drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2023	657	2,586	3,886	1,161	349	195	389	9,223
Acquisition of CCBPI	464	117	446	7	5	2	43	1,084
Additions	62	65	228	96	102	12	349	914
Disposals	(1)	(23)	(187)	(145)	(76)	(43)	—	(475)
Transfers to assets held for sale	(16)	(12)	—	—	—	—	—	(28)
Transfers to investment property	(33)	—	—	—	—	—	—	(33)
Transfers and reclassifications	1	70	181	69	2	19	(337)	5
Currency translation adjustments	(5)	1	21	(11)	1	(1)	(2)	4
As at 31 December 2024	1,129	2,804	4,575	1,177	383	184	442	10,694
Additions	7	126	215	113	83	13	305	862
Disposals	—	(33)	(213)	(101)	(70)	(25)	—	(442)
Transfers to assets held for sale	(25)	(39)	(6)	—	—	—	—	(70)
Transfers to investment property	(9)	(3)	—	—	—	—	—	(12)
Transfers and reclassifications	1	96	242	32	3	10	(390)	(6)
Currency translation adjustments	(99)	(75)	(153)	(17)	(2)	(4)	(9)	(359)
As at 31 December 2025	1,004	2,876	4,660	1,204	397	178	348	10,667
Accumulated depreciation and impairment:
As at 31 December 2023	—	(952)	(1,844)	(791)	(167)	(125)	—	(3,879)
Depreciation expense	—	(149)	(396)	(111)	(69)	(26)	—	(751)
Disposals	—	22	180	140	71	42	—	455
Impairment(A)	—	(27)	(31)	(4)	—	(2)	(12)	(76)
Transfers to assets held for sale	—	6	—	—	—	—	—	6
Transfers and reclassifications	—	(1)	17	(14)	—	(2)	—	—
Currency translation adjustments	—	(4)	(17)	5	—	1	—	(15)
As at 31 December 2024	—	(1,105)	(2,091)	(775)	(165)	(112)	(12)	(4,260)
Depreciation expense	—	(149)	(403)	(117)	(77)	(25)	—	(771)
Disposals	—	28	211	99	60	25	—	423
Transfers to assets held for sale	—	16	4	—	—	—	—	20
Currency translation adjustments	—	20	46	6	1	3	—	76
As at 31 December 2025	—	(1,190)	(2,233)	(787)	(181)	(109)	(12)	(4,512)
Net book value:
As at 31 December 2023	657	1,634	2,042	370	182	70	389	5,344
As at 31 December 2024	1,129	1,699	2,484	402	218	72	430	6,434
As at 31 December 2025	1,004	1,686	2,427	417	216	69	336	6,155
(A) Amounts relate to the impairment of the Group’s Indonesia cash generating unit and the impairment of the Feral brand, which was sold during the year ended 31 December 2024.

Disclosure of right to use asset	The following table summarises the net book value of right of use assets included within property, plant and equipment:

	Year ended 31 December
	2025	2024
	€ million	€ million
Buildings and improvements	415	405
Vehicle fleet	203	206
Machinery, equipment and containers	58	80
Total	676	691
The following table summarises depreciation charges relating to right of use assets for the periods presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Buildings and improvements	70	66
Vehicle fleet	73	64
Machinery, equipment and containers	28	33
Furniture and office equipment	—	1
Total	171	164